PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 10,392	$ 13,222
Investments	1,437	1,376
Divestments	(145)	(6,799)
Impairment	0	(517)
Depreciation charges	(2,402)	(2,635)
Depreciation of disinvestment	134	6,445
Movement	(703)	(2,830)
Property, plant and equipment at end of period	9,689	10,392
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,916	30,558
Internal transfer	0	0
Other	566	0
Currency translation	655	(1,702)
Property, plant and equipment at end of period	25,429	22,916
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(12,524)	(17,336)
Internal transfer	0	0
Other	(552)	0
Currency translation	(396)	1,002
Property, plant and equipment at end of period	(15,740)	(12,524)
Land and land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	31
Investments	0	0
Divestments	0	(29)
Impairment	0	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Movement	0	(31)
Property, plant and equipment at end of period	0	0
Land and land improvements | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	31
Internal transfer	0	0
Other	0	0
Currency translation	0	(2)
Property, plant and equipment at end of period	0	0
Land and land improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Internal transfer	0	0
Other	0	0
Currency translation	0	0
Property, plant and equipment at end of period	0	0
Operational facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,793	2,361
Investments	32	54
Divestments	0	(214)
Impairment	0	(72)
Depreciation charges	(365)	(403)
Depreciation of disinvestment	0	214
Movement	(268)	(568)
Property, plant and equipment at end of period	1,525	1,793
Operational facilities | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,659	5,200
Internal transfer	0	0
Other	74	0
Currency translation	148	(309)
Property, plant and equipment at end of period	4,913	4,659
Operational facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,866)	(2,839)
Internal transfer	0	0
Other	(59)	0
Currency translation	(98)	162
Property, plant and equipment at end of period	(3,388)	(2,866)
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,174	3,671
Investments	60	15
Divestments	(14)	(107)
Impairment	0	(55)
Depreciation charges	(258)	(294)
Depreciation of disinvestment	8	107
Movement	(115)	(497)
Property, plant and equipment at end of period	3,059	3,174
Leasehold Improvement | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,282	5,706
Internal transfer	0	42
Other	60	0
Currency translation	158	(319)
Property, plant and equipment at end of period	5,546	5,282
Leasehold Improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,108)	(2,035)
Internal transfer	0	0
Other	(59)	0
Currency translation	(70)	114
Property, plant and equipment at end of period	(2,487)	(2,108)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,363	4,268
Investments	682	797
Divestments	(11)	(6,422)
Impairment	0	(377)
Depreciation charges	(860)	(1,116)
Depreciation of disinvestment	6	6,097
Movement	(89)	(905)
Property, plant and equipment at end of period	3,274	3,363
Machinery and equipment | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,278	14,840
Internal transfer	0	380
Other	432	0
Currency translation	279	(940)
Property, plant and equipment at end of period	9,660	8,278
Machinery and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,915)	(10,572)
Internal transfer	0	0
Other	(434)	0
Currency translation	(183)	676
Property, plant and equipment at end of period	(6,386)	(4,915)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,056	2,268
Investments	488	504
Divestments	(120)	(27)
Impairment	0	(13)
Depreciation charges	(919)	(822)
Depreciation of disinvestment	120	27
Movement	(404)	(212)
Property, plant and equipment at end of period	1,652	2,056
Other | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,691	4,158
Internal transfer	6	170
Other	0	0
Currency translation	66	(101)
Property, plant and equipment at end of period	5,131	4,691
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,635)	(1,890)
Internal transfer	0	0
Other	0	0
Currency translation	(45)	50
Property, plant and equipment at end of period	(3,479)	(2,635)
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6	623
Investments	175	6
Divestments	0	0
Impairment	0	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Movement	173	(617)
Property, plant and equipment at end of period	179	6
Asset under construction | At cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6	623
Internal transfer	(6)	(592)
Other	0	0
Currency translation	4	(31)
Property, plant and equipment at end of period	179	6
Asset under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Internal transfer	0	0
Other	0	0
Currency translation	0	0
Property, plant and equipment at end of period	$ 0	$ 0